Fair Value Measurements (Narrative) (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs	0.05 - 1.15%	1.72 -2.83%
Risk-free interest rate [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs		2.61%
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs	250.00%	180.00%
Expected stock price volatility [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs		180%
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs	0.00%	0.00%
Expected dividend yield [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs		0%